Transamerica Aegon Sustainable Equity Income VP

SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Banks - 9.6%
Citizens Financial Group, Inc.	212,564	$ 9,986,257
First Republic Bank	92,077	17,759,812
Huntington Bancshares, Inc.	1,089,758	16,847,659
US Bancorp	334,647	19,891,417

		64,485,145

Biotechnology - 3.2%
Gilead Sciences, Inc.	308,822	21,571,217

Capital Markets - 8.2%
CME Group, Inc.	88,404	17,095,566
State Street Corp.	230,351	19,515,337
T. Rowe Price Group, Inc.	94,525	18,593,067

		55,203,970

Chemicals - 3.6%
Air Products & Chemicals, Inc.	50,901	13,036,255
Albemarle Corp.	51,269	11,226,373

		24,262,628

Commercial Services & Supplies - 2.9%
Republic Services, Inc.	162,020	19,452,121

Communications Equipment - 2.7%
Cisco Systems, Inc.	333,351	18,144,295

Containers & Packaging - 1.2%
Packaging Corp. of America	60,495	8,314,433

Diversified Telecommunication Services - 2.8%
Verizon Communications, Inc.	347,906	18,790,403

Electrical Equipment - 5.9%
Emerson Electric Co.	231,074	21,767,171
Schneider Electric SE, ADR (A)	538,414	17,888,536

		39,655,707

Equity Real Estate Investment Trusts - 2.8%
American Tower Corp.	37,148	9,859,451
Digital Realty Trust, Inc.	63,743	9,207,676

		19,067,127

Food & Staples Retailing - 1.9%
Kroger Co.	311,808	12,606,397

Food Products - 1.2%
Kellogg Co.	125,012	7,990,767

Health Care Equipment & Supplies - 1.5%
Medtronic PLC	82,876	10,388,507

Household Durables - 2.3%
Garmin Ltd.	101,342	15,754,627

Household Products - 3.7%
Clorox Co.	41,617	6,892,191
Colgate-Palmolive Co.	144,968	10,956,681
Kimberly-Clark Corp.	54,590	7,229,900

		25,078,772

	Shares	Value
COMMON STOCKS (continued)
Insurance - 5.4%
Cincinnati Financial Corp.	113,032	$ 12,910,515
MetLife, Inc.	204,736	12,638,353
Progressive Corp.	120,387	10,881,781

		36,430,649

IT Services - 2.1%
Automatic Data Processing, Inc.	71,052	14,204,716

Leisure Products - 1.4%
Hasbro, Inc.	106,344	9,488,012

Machinery - 5.5%
Cummins, Inc.	76,444	17,166,264
Xylem, Inc.	161,766	20,007,219

		37,173,483

Media - 1.6%
Omnicom Group, Inc.	151,285	10,962,111

Metals & Mining - 2.8%
Steel Dynamics, Inc.	324,704	18,988,690

Multiline Retail - 2.7%
Target Corp.	80,367	18,385,559

Pharmaceuticals - 5.5%
AstraZeneca PLC, ADR	301,687	18,119,321
Merck & Co., Inc.	256,257	19,247,463

		37,366,784

Road & Rail - 1.7%
Union Pacific Corp.	58,159	11,399,746

Semiconductors & Semiconductor Equipment - 7.7%
Broadcom, Inc.	40,795	19,782,719
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	143,708	16,044,998
Texas Instruments, Inc.	82,908	15,935,747

		51,763,464

Software - 3.3%
Microsoft Corp.	79,019	22,277,036

Specialty Retail - 2.0%
Best Buy Co., Inc.	126,801	13,404,134

Textiles, Apparel & Luxury Goods - 1.7%
Hanesbrands, Inc.	686,298	11,776,874

Water Utilities - 2.3%
Essential Utilities, Inc.	329,978	15,205,386

Total Common Stocks (Cost $604,613,035)		669,592,760

OTHER INVESTMENT COMPANY - 0.0% (B)
Securities Lending Collateral - 0.0% (B)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (C)	32,096	32,096

Total Other Investment Company (Cost $32,096)		32,096

Transamerica Series Trust	Page 1

Transamerica Aegon Sustainable Equity Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 0.7%

Fixed Income Clearing Corp., 0.00% (C), dated 09/30/2021, to be repurchased at $4,545,620 on 10/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 01/15/2022, and with a value of $4,636,647.

$ 4,545,620	$ 4,545,620

Total Repurchase Agreement (Cost $4,545,620)	4,545,620

Total Investments (Cost $609,190,751)	674,170,476
Net Other Assets (Liabilities) - 0.1%	373,602

Net Assets - 100.0%	$ 674,544,078

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$669,592,760	$—	$—	$669,592,760
Other Investment Company	32,096	—	—	32,096
Repurchase Agreement	—	4,545,620	—	4,545,620

Total Investments	$669,624,856	$4,545,620	$—	$674,170,476

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $31,364, collateralized by cash collateral of $32,096. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Rates disclosed reflect the yields at September 30, 2021.
(D)	There were no transfers in or out of Level 3 during the period ended September 30, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Series Trust	Page 2

Transamerica Aegon Sustainable Equity Income VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

INVESTMENT VALUATION

Transamerica Aegon Sustainable Equity Income VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 3